ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2024
ACCOUNTS PAYABLE
Schedule of accounts payable

	As of December 31,
	2023	2024
	RMB	RMB

	(in thousands)
Payable related to new home transaction business	4,081,051	5,954,209
Payable for home renovation materials and construction costs	1,375,333	1,713,179
Payable for acquisition of land used for properties development	—	538,406
Payable for advertising fees	305,108	396,364
Payable for internet service fees	166,085	333,835
Payable for leasehold improvements	92,924	262,805
Others	308,015	293,831
Total	6,328,516	9,492,629

Schedule of ageing analysis of the trade payable

	As of December 31,
	2023	2024
	RMB	RMB

	(in thousands)
– Up to 3 months	5,980,363	9,116,991
– 3 months to 1 year	221,018	210,375
– Over 1 year	127,135	165,263
Accounts payable	6,328,516	9,492,629